Parent Company Financial Statements - Statement of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Total revenue	$ 12,131	$ 11,266	$ 10,291
Other	1,176	929	963
Total expenses	9,015	8,269	8,077
Income tax expense (benefit)	508	839	67
Net income	2,593	2,156	2,138
Parent Company
Condensed Financial Statements, Captions [Line Items]
Cash dividends from consolidated banking subsidiary	785	2,224	640
Cash dividends from consolidated non-banking subsidiaries and unconsolidated entities	41	12	75
Other, net	58	127	92
Total revenue	884	2,363	807
Interest expense	381	297	249
Other	162	94	107
Total expenses	543	391	356
Income tax expense (benefit)	(127)	(86)	(47)
Income before equity in undistributed income of consolidated subsidiaries and unconsolidated entities	468	2,058	498
Consolidated banking subsidiary	1,944	(1)	1,624
Consolidated non-banking subsidiaries and unconsolidated entities	181	99	16
Net income	$ 2,593	$ 2,156	$ 2,138